The provision for judicial and administrative proceedings constituted, updated, is composed as follows: (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Provision for legal and administrative proceedings	R$ 960,881	R$ 886,947	R$ 703,522
Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Provision for legal and administrative proceedings	309,019	245,432	208,202
Provision For Labor [Member]
IfrsStatementLineItems [Line Items]
Provision for legal and administrative proceedings	192,132	213,026	208,224
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Provision for legal and administrative proceedings	429,951	399,288	254,833
Provision For Regulatory [Member]
IfrsStatementLineItems [Line Items]
Provision for legal and administrative proceedings	R$ 29,779	R$ 29,201	R$ 32,263